UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2012

(UNAUDITED)

Shareholder Letter 2012 Semi-Annual Report

August 17, 2012

Dear Shareholders,

After a first-quarter surge that saw the S&P 500 rise 12.59%, the Russell 2000 small cap index increase 12.44% and the EAFE advance 10.86%, concerns about Europe and the global economy caused second quarter declines.  As of June 30 the S&P 500 total return was 9.49%, the Russell 2000 small cap index returned 8.53% and the EAFE International Index return was 2.96% year-to date.

Overall the economy is estimated to grow around 2% in 2012.  While that is better than a contraction, it is anemic and unlikely to help unemployment or government deficits.  As we move into a contentious election season, stocks have been moving upward and approaching the first quarter highs.  However, with continued global uncertainties, some disappointing corporate guidance and the unknowns of the election, we are remaining somewhat cautious.

Overall we are somewhat optimistic that the world's economies will mostly muddle through the crisis and manage to stabilize at least in the short term.  The business environment has improved over the past few years and that gives us some enthusiasm for better than average gains over the next few years.

Interest rates are likely to remain low until economic growth increases.  The watch out, because inflation is almost certain to increase, which will make investing in longer term bonds a risky proposition.  Therefore we are keeping our maturities shorter even though that has hurt performance.

I am pleased to inform you that the Board of Trustees and STAAR Financial Advisors, Inc. have agreed to lower the management expenses of all the funds by .10% annualized.  I am also pleased to report that both the AltCat and International Funds are currently rated 4-stars overall by Morningstar, putting them in the top 22.5% of funds in their categories.

As we look to rest of this year we will be weighing risks and looking for opportunities to create positive returns.  Thank you for your continued confidence and trust.

Sincerely yours,

J. André Weisbrod

Chairman of the Board of Trustees and CEO of STAAR Financial Advisors, Inc.

Management Discussion of Funds

AltCat Fund Management Discussion of Performance

Our cautious cash position coupled with poor performance in the energy sectors caused the fund to underperform its benchmark indexes during the first half of 2012.    We are concerned about relatively high volatility and fundamental global economic risks.  While many businesses are making good profits and we see many positive signs in the private sector, slow overall growth and looming debt problems cause us to err on the side of being too conservative.  Going forward we are cautiously optimistic that the private sector is on a positive path.  Our concern is that governments here and abroad will fail to exercise fiscal responsibility and stem the dangerous debt bubble.  In the mean time we continue to look for opportunities among individual companies and funds.  Regarding the energy sector, we think that this pullback offered buying opportunities and we are likely to continue to be a bit overweighed in energy.

Our best performing positions were Inventure Foods (+68.45%), Textainer Group Hldgs, Inc (+29.36%), Eastgroup Properties, Inc (+24.98%), iShares Nadaq Biotechnology ETF (+24.66%), Diageo PLC ADR (+19.10%), EMC Corporation (+18.99%) and ICUI Medical, Inc (+18.62%).   Worst performers were Pengrowth Energy Corp (-35.54%), Quality Systems, Inc (-24.68%), Anadarko Petroleum Corp (-13.04%), Franklin Natural Resources Fund A (-11.93%), iShares MSCI Brazil Index ETF (-7.61%), Vanguard Energy Inv Fund (-4.49%), iShares S&P Global Energy ETF (-4.04%) and NVE Corporation (-3.21%).

We are pleased to report that the AltCat Fund currently has an overall 4 star rating by Morningstar.

General Bond Fund Management Discussion of Performance

A sluggish economy and Federal Reserve policy have kept interest rates in a historical low range.  The General Bond Fund (+2.49% year-to-date through 6/30/12) performed ahead of its benchmark index, the Barcap Intermediate Gov/Credit Index (+2.10%).  We think that interest rates are likely to remain in a lower range through 2012 and into 2013.  Over the past couple years we have thought inflation would cause some upward movement in rates, but so far we have been wrong.  At some point inflation is almost inevitable, but rates have been kept artificially low and that trend is currently dominant.  We think the fund is well positioned to create a reasonable yield yet be able to follow any upward trend that develops in rates in 2013 or 2014.

International Fund Management Discussion of Performance

International stocks did not fare as well as U.S. stocks did during the first half of 2012, returning only 2.96% (EAFE Index).  The STAAR International Fund performed slightly less at +2.00% mostly due to our conservative cash position.  While Europe continues to create concerns for investors, other regions and countries are in decent shape and barring a global financial meltdown are poised to do well going forward.   Ironically many emerging market economies are in better financial condition than the developed countries.  Their main problem is dependency on the larger countries buying their goods and services.    Assuming most of the world muddles through the debt crisis, we would expect some good returns over the next few years.

Our best performing positions were Textainer Group Hldgs, Inc (+29.36%), Diageo PLC ADR (+19.10%), iShares Singapore Index ETF (+14.42%), Accenture PLC (+14.16%), WisdomTree India Earnings ETF (+9.00%) and Putnam International Capital Opportunities Fund A (+6.69%).   Worst performers were BRF-Brasil Foods SA ADR (-22.01%), ABB Ltd ADR (-9.62%), Siemans AG ADR (-9.09%), iShares MSCIBrazil Index ETF (-7.61%), iShares MSCI Indonesia Invstbl Index ETF (-2.69%) and iShares Latin America 40 Index ETF (-1.35%).

We are pleased to report that the International Fund currently has an overall 4 star rating by Morningstar.

Larger Company Stock Fund Management Discussion of Performance

Large company U.S. stocks as represented by the S&P 500  tended to be the best performers, beating both the Russell 2000 small cap index and the EAFE International index.  The Larger Company Fund trailed the S&P 500.  While a more conservative cash position was partly the reason, some of our core funds under performed.  We are evaluating those holdings and intend to make some changes designed to improve performance going forward.  For our outlook on markets, see the Management discussion for the AltCat Fund.

Our best performing positions were iShares Nasdaq Biotechnology ETF (+24.66%), Wells Fargo & Co (+22.93%), BEAM, Inc (+22.78%), Amphenol Corp (+21.46%), EMC Corporation (+18.99%), American Tower Corp Class A (+17.21%), Kimberly-Clark Corp (+15.89%), Vanguard REIT Index ETF (+14.78%) and iShares Dow Jones US Real Estate ETF (+14.71%).  Worst performers were Anadarko Petroleum Corp (-13.04%), Johnson Controls, Inc (-10.20%), Microchip Technology, Inc (-7.78%), Procter & Gamble Co (-6.56%), iShares North American natural Resources ETF (-6.07%), National Oil Well Varco, Inc (-4.87%) and Southern Company (+2.10%).  Among our core open end funds, the following were disappointing: Heartland Select Value (+3.99%), Franklin Rising Dividends (+4.34%), Calamos Growth Fund (+6.77%) and Yacktman Svc Fund (+6.95%).

Short Term Bond Fund Management Discussion of Performance

Our approach to this fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled.  For the first half of 2012 the Fund also out performed its bench mark index, though it trailed the average return of other short-term bond funds.  Going forward we see short-term interest rates remaining low for the balance of 2012 and into 2013.

Smaller Company Stock Fund Management Discussion of Performance

Small company U.S. stocks performed just below U.S. large company stocks in the first half of 2012.  If the economy picks up and inflation starts to rise (perhaps by 2014), we will expect small stocks to outperform large stocks.  The Smaller Company Stock Fund underperformed the Russell 2000, but was close to the Morningstar Small Blend Funds Average.  A slightly conservative cash position and some disappointing performance among our core funds held the Fund back.  We are examining some of our core fund holdings and seek to make appropriate changes to improve performance.

Our best performing positions were Inventure Foods (+68.45%),  Pool Corp (+35.42%), Eastgroup Properties, Inc (+24.98%), Con-Way, Inc (+24.52%), ICUI Medical, Inc (+18.62%), Watsco, Inc.  Worst performers were Pengrowth Energy Corp (-35.54%), Quality Systems, Inc (-24.68%), Steve Madden (-7.97%), NVE Corporation (-3.21%), and Market Vectors Environmental Srvcs ETF (+3.05%).  Disappointing core funds were Royce Microcap Inv Fund (+.61%), Satuit Capital US Emerg Cos Fund (+3.92%), William Blair Small Cap Value Fund (+5.53%) and Wasatch Small Cap Value Fund (+5.80%).

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2012 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT TERM BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2012 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2012 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2012 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2012 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2012 (UNAUDITED)

Perspective & Performance Indexes used for comparisons are selected as being closest to each Fund’s objectives.

AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 6/30/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR AltCat Fund (ACF)	-4.58%	+4.43%	-7.62%	+7.12%	-2.12%	+4.77%	+3.85%	+4.09%
MSCI ACWI NR USD Index	-5.56%	+5.65%	-6.49%	+10.80%	-2.70%	+5.73%	N/A	N/A
S&P 500 Index	-2.75%	+9.49%	+5.45%	+16.40%	+0.22%	+5.33%	+5.06%	+6.51%
Morningstar World Stock Funds Index	-5.92%	+5.38%	-7.48%	+10.79%	-2.71%	+5.95%	+4.35%	+5.11%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR General Bond Fund (SITGX)-- A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 6/30/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Pub. Incept. (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR General Bond Fund (GBF)	+0.12%	+2.49%	+1.35%	+3.07%	+2.55%	+2.66%	+3.98%	+3.80%
Barcap Intermed Gov/Cred Index	+1.48%	+2.10%	+5.42%	+5.81%	+6.01%	+5.08%	+5.83%	+5.81%
Morningstar Intermed-Term Bd Fd Avg	+1.82%	+3.46%	+6.57%	+8.31%	+6.20%	+5.29%	+5.26%	+5.46%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 6/30/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR International Fund (INTF)	-7.44%	+2.00%	-15.54%	+4.22%	-4.99%	+5.09%	+2.83%	+3.76%
EAFE Index	-7.13%	+2.96%	-13.83%	+5.96%	-6.10%	+5.14%	+3.64%	+3.51%
Morningstar Foreign Large Blend Fds Avg	-6.89%	+4.12%	-13.86%	+6.38%	-5.67%	+4.73%	+3.79%	+3.58%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies.  Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 6/30/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Larger Company Stock Funds (LCSF)	-3.87%	+6.39%	+1.70%	+10.14%	-2.79%	+2.44%	+2.77%	+3.75%
S&P 500 Index	-2.75%	+9.49%	+5.45%	+16.40%	+0.22%	+5.33%	+5.06%	+6.51%
Morningstar Large Blend Fds Avg	-4.16%	+7.70%	+0.94%	+14.19%	-0.94%	+4.68%	+4.85%	+5.23%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.
       .

For periods ending 6/30/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Short Term Bond Fund (STBF)	-0.14%	+0.88%	-0.17%	+0.50%	+1.06%	+2.19%	+3.76%	+3.70%
Barcap 1-3 Year US Govt Index	+0.20%	+0.18%	+0.86%	+1.69%	+3.40%	+3.14%	+4.31%	+4.42%
Morningstar Short-Term Bd Fd Avg	+0.51%	+1.86%	+2.05%	+4.11%	+3.50%	+3.36%	+3.83%	+3.99%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 6/30/12	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Smaller Company Stock Fund (SCSF)	-4.17%	+6.47%	-5.16%	+11.73%	-2.92%	+4.52%	+5.76%	+5.77%
Russell 2000 Index	-3.47%	+8.53%	-2.08%	+17.80%	+0.54%	+7.00%	+6.49%	+6.91%
Morningstar Small Blend Fds Avg	-4.89%	+6.73%	-3.71%	+17.18%	-0.40%	+6.61%	+8.34%	+8.17%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

	STAAR General Bond Fund (SITGX)
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 77.91%

Chemical-Diversification - 2.19%
50,000	E.I. Du Pont De Nemour, 5.00%, 7/15/13	$ 52,251

Commerce-Banks Central US - 6.70%
64,000	Bank of Oklahoma 5.75%, 5/15/17	60,123
50,000	GE Capital Retail Bank CD 1.75%, 4/5/17	49,883
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	49,569
		159,575
Commerce-Banks Eastern US - 15.44%
75,000	American Express Centurion CD 1.55%, 12/22/14	75,552
50,000	American Express Centurion CD 1.40%, 10/6/14	50,351
50,000	Discover Bank CD 1.45%, 3/1/17	50,183
40,000	Discover Bank CD 1.75%, 4/4/17	39,899
50,000	Goldman Sachs Bank CD 1.65%, 10/5/15	50,748
50,000	Goldman Sachs Bank CD 1.75%, 12/21/15	50,516
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,341
		367,590
Commerce-Banks Southern US - 1.28%
30,000	Regions Financial Corp. 4.875%, 4/26/13	30,450

Commerce-Banks Non-U.S. - 4.16%
50,000	Abbey National Treasury Services 2.875%, 4/25/14	48,760
50,000	BNP Paribas S.A. 2.125%, 12/21/12	50,233
		98,993
Computer Equipment - 1.06%
25,000	Hewlett Packard Co. 1.55%, 5/30/14	25,133

Diversified Banking Institution - 11.81%
100,000	Bank of America Corp. 4.50%, 4/1/15	103,076
100,000	Citigroup, Inc. 5.00%, 9/15/14	102,507
25,000	Goldman Sachs Group, Inc. 3.70%, 8/1/15	25,221
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,235
25,000	Morgan Stanley 4.75%, 4/1/14	25,220
		281,259
Electric Services - 2.09%
50,000	LG & E KU Energy, LCC 2.125%, 11/15/15	49,872

Finance Investor Broker-Banker - 4.34%
100,000	Merrill Lynch, 6.05%, 5/16/16 MTN	103,389

Medical-HMO - 4.45%
100,000	United Health Group, 4.75%, 2/10/14	106,015

Multi-line Insurance - 7.56%
25,000	American International Group, 3.65% 1/15/2014	25,536
50,000	Genworth Financial, Inc. 5.75%, 6/15/14	50,810
100,000	Hartford Financial Services Group, 4.75%, 3/1/14	103,630
		179,976
Oil Refining & Marketing - 1.34%
30,000	Sunoco Inc. 5.75%, 1/15/17	31,872

Printing-Commercial - 1.28%
30,000	Donnelly RR & Sons Co. 4.95%, 4/1/14	30,375

Retail- Consumer Electronics - 1.23%
30,000	Best Buy Co., Inc. 3.75% 3/15/16	29,289

Sovereign Agency - 7.38%
39,000	Federal Farm Credit Bank 4.75%, 12/12/13	41,482
80,000	Federal National Mortgage Association, 2.625%, 11/20/14	84,212
50,000	Federal National Mortgage Association, 1.60%, 7/06/15	50,003
		175,697
Steel- Producers - 2.08%
50,000	Arcelormittal MTNA 3.75%, 3/1/16	49,656

Telephone-Integrated - 1.34%
30,000	Centurylink Inc. 6.00%, 4/1/17	31,871

Tobacco - 2.18%
50,000	Philip Morris International, Inc. 4.875%, 5/16/13	51,854

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,833,723) - 77.91%		1,855,117

EXCHANGE TRADED FUNDS - 12.30%
1,200	iShares Barclays TIPS Bond	143,640
2,850	Vanguard Mortgage-Backed Securities	149,169
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $272,646) - 12.30%		292,809

REAL ESTATE INVESTMENT TRUSTS - 4.32%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	102,799
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 4.32%		102,799

REVENUE BOND - 4.24%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 2.99%, 6/15/13	50,538
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	50,574
TOTAL FOR REVENUE BOND (Cost $100,364) - 4.24%		101,112

SHORT TERM INVESTMENTS - 0.51%
12,293	Federated Prime Obligations Fund 0.17% * (Cost $12,293)	12,293

TOTAL INVESTMENTS (Cost $2,316,526) - 99.28%		2,364,130

OTHER ASSETS LESS LIABILITIES - 0.72%		17,058

NET ASSETS - 100.00%		$ 2,381,188

* Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund (SITBX)
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 81.35%

Commerce-Banks Eastern US - 11.96%
50,000	American Express Centurion CD 1.15%, 12/23/13	$ 50,260
100,000	American Express Centurion CD 1.55%, 12/22/14	100,736
		150,996
Commerce-Banks Western US - 17.49%
38,000	Capmark Bank CD 5.00%, 7/2/13	39,660
50,000	GE Capital Financial CD 1.30%, 6/16/14	50,169
30,000	Morgan Stanley CD 4.25%, 12/26/13	31,522
100,000	Zions Bancorp 2.00%, 9/19/12	99,439
		220,790
Commercial Banks Non US - 3.81%
50,000	BBVA US SNR SA Uniper 3.25%, 5/16/14	48,102

Computer Equipment - 3.98%
50,000	Hewlett Packard Co. 1.55%, 5/30/14	50,266

Diversified Banking Institution - 16.11%
50,000	Bank of America Corp. 5.125%, 11/15/14	52,152
50,000	Citigroup Inc. 5.00%, 9/15/14	51,253
50,000	Morgan Stanley 2.875%, 1/24/14	49,437
50,000	Morgan Stanley 4.75%, 4/1/14	50,440
		203,282
Finance Investor Broker/Banker - 1.95%
25,000	Jefferies Group, Inc. 6.00%, 11/09/15	24,563

Food Miscellaneous/Diversified - 4.08%
50,000	Kraft Foods Inc. 6.00% 2/11/13	51,535

Multi-line Insurance - 4.03%
50,000	Genworth Financial, Inc. 5.75%, 6/15/14	50,810

Sovereign Agency - 10.15%
25,000	Federal Farm Credit Bank 4.60%, 12/27/12	25,533
50,000	Federal Home Loan Bank 1.05%, 10/6/14	50,004
25,000	Federal Home Loan Bank 4.00%, 12/13/13	26,322
25,000	Federal National Mortgage Association, 4.22%, 9/26/13	26,206
		128,065
Telephone-Integrated - 7.80%
100,000	Telefonica S.A. 2.582%, 4/26/13	98,505

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,025,881) - 81.36%		1,026,914

EXCHANGE TRADED FUNDS - 8.57%
1,000	iShares Barclays 1-3 Year Treasury Bond	84,370
300	Vanguard Short-Term Corporate Bond Index Fund	23,745
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 8.57%		108,115

REVENUE BOND - 8.01%
100,000	Puerto Rico Infrastructure Fing Auth Revenue 2.99%, 6/15/13	101,075
TOTAL FOR REVENUE BOND (Cost $100,498) - 8.01%		101,075

SHORT TERM INVESTMENTS - 1.77%
22,391	Federated Prime Obligations Fund 0.17% * (Cost $22,391)	22,391

TOTAL INVESTMENTS (Cost $1,256,419) - 99.71%		1,258,495

OTHER ASSETS LESS LIABILITIES - 0.29%		3,718

NET ASSETS - 100.00%		$ 1,262,213

* Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
The accompanying notes are an integral part of these financial statements.

	STAAR Larger Company Stock Fund (SITLX)
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 12.81%

Air Courier Services - 0.60%
200	FedEx Corp.	$ 18,322

Aircraft - 0.73%
300	Boeing Co.	22,290

Beverages - 0.70%
300	Pepsico, Inc.	21,198

Computer & Office Equipment - 0.64%
100	International Business Machines Corp.	19,558

Computer Storage Devices - 0.67%
800	EMC Corp. *	20,504

Converted Paper & Paperboard Products - 0.83%
300	Kimberly Clark Corp.	25,131

Crude Petroleum & Natural Gas - 0.43%
200	Anadarko Petroleum Corp.	13,240

Electric Services - 1.91%
300	First Energy Corp.	14,757
900	PPL Corp.	25,029
400	Southern Co.	18,520
		58,306
Electronic Connectors - 0.54%
300	Amphenol Corp. Class A	16,476

Farm Machinery & Equipment - 0.45%
300	Agco Corp. *	13,719

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.62%
300	Beam, Inc.	18,747

Laboratory Analytical Instruments - 0.26%
100	Waters Corp. *	7,947

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.88%
200	V.F. Corp.	26,690

National Commercial Banks - 0.44%
400	Wells Fargo & Co.	13,376

Oil & Gas Filed Machinery & Equipment - 0.42%
200	National Oilwell Varco, Inc.	12,888

Petroleum Refining - 0.77%
200	BP Prudhoe Bay Royalty Trust	23,314

Public Building & Related Furniture - 0.27%
300	Johnson Controls, Inc.	8,313

Railroads, Line-Haul Operating - 0.29%
400	CSX Corp.	8,944

Retail-Variety Stores - 0.62%
200	Costco Wholesale Corp.	19,000

Semiconductors & Related Devices - 0.54%
500	Microchip Technology, Inc.	16,540

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.20%
100	Procter & Gamble Co.	6,125

TOTAL FOR COMMON STOCK (Cost $335,174) - 12.81%		390,628

EXCHANGE TRADED FUNDS - 17.94%
700	Consumer Staples Select Sector SPDR	24,339
200	iShares Dow Jones US Healthcare Sector Index	15,900
600	iShares Dow Jones US Medical Devices Index	39,528
200	iShares Dow Jones US Real Estate Index	12,787
150	iShares Nasdaq Biotechnology	19,493
3,100	iShares Russell Mid Cap Growth Index	183,489
900	iShares S&P 500 Index	123,075
100	iShares S&P North American Natural Resources	3,542
200	Market Vectors Agribusiness *	9,916
700	SPDR S&P 500 Trust Series 1	95,274
300	Vanguard REIT Index	19,629
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $480,606) - 17.94%		546,972

OPEN-END MUTUAL FUNDS - 62.11%
7,061	AF Fundamental Investors Fund Class F-1	266,826
17,354	Brown Advisory Growth Equity Inst *	239,486
3,470	Calamos Growth Class A *	171,872
12,024	Franklin Rising Dividends Fund Class A *	436,599
3,509	Heartland Select Value Fund *	97,845
4,435	Mairs & Power Growth Fund	347,385
18,028	Yacktman Fund	333,337
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,355,384) - 62.11%		1,893,350

REAL ESTATE INVESTMENT TRUSTS - 0.69%
300	American Tower Corp.	20,973
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $18,745) - 0.69%		20,973

SHORT TERM INVESTMENTS - 6.09%
185,691	Federated Prime Obligations Fund 0.17% ** (Cost $185,691)	185,691

TOTAL INVESTMENTS (Cost $2,375,600) - 99.64%		3,037,614

OTHER ASSETS LESS LIABILITIES - 0.36%		10,724

NET ASSETS - 100.00%		$ 3,048,338

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
The accompanying notes are an integral part of these financial statements.

	STAAR Smaller Company Stock Fund (SITSX)
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 6.33%

Asset Management - 0.51%
2,500	Wisdom Tree Investments, Inc. *	$ 16,425

Computer Communications Equipment - 0.27%
300	Black Box Corp.	8,610

Crude Petroleum & Natural Gas - 0.30%
1,500	Pengrowth Energy Corp.	9,555

Footwear (No Rubber) - 0.20%
200	Steve Madden Ltd. *	6,350

Miscellaneous Food Preparation - 1.57%
8,000	Inventure Foods, Inc. *	50,400

Railroad Equipment - 0.42%
500	American Railcar Industries, Inc. *	13,550

Semiconductors & Related Devices - 0.67%
400	NVE Corp. *	21,500

Services-Computer Integrated Systems Design - 0.25%
300	Quality Systems, Inc.	8,253

Surgical & Medical Instruments - 0.50%
300	ICU Medical, Inc. *	16,014

Telephone Communications - 0.26%
5,000	Elephant Talk Communications Corp. *	8,400

Trucking (No Local) - 0.67%
600	Con-Way, Inc.	21,666

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.46%
200	Watsco, Inc.	14,760

Wholesale-Miscellaneous Durable Goods - 0.25%
200	Pool Corp.	8,092

TOTAL FOR COMMON STOCK (Cost $173,772) - 6.33%		203,575

EXCHANGE TRADED FUNDS - 29.86%
600	iShares Russell 2000 Index	47,736
1,900	iShares Russell 2000 Value Index	133,741
800	iShares Russell Microcap Index	40,032
4,800	iShares S&P Smallcap 600 Growth Index	387,504
300	Market Vectors Environmental Services Index *	13,944
500	PowerShares Global Water Portfolio	8,254
700	WisdomTree Midcap Earnings	39,165
6,000	WisdomTree Smallcap Dividend	289,500
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $854,187) - 29.86%		959,876

OPEN END MUTUAL FUNDS - 58.07%
8,466	Columbia Acorn Fund Class Z	251,789
10,510	Franklin Microcap Value Fund Class A *	321,302
5,909	Keeley Smallcap Value Fund Class A *	146,314
15,158	Royce Microcap Fund Investment Class *	226,162
8,248	Satuit Capital U.S. Emerging Companies Fund Class A *	260,309
13,178	Aberdeen Smallcap Fund Class A *	200,959
81,795	Wasatch Smallcap Value Fund *	298,552
12,262	William Blair Smallcap Value Fund Class I *	161,366
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,776,775) - 58.07%		1,866,753

REAL ESTATE INVESTMENT TRUSTS - 1.28%
500	EastGroup Properties, Inc.	26,650
1,500	Medical Properties Trust, Inc.	14,430
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $33,422) - 1.28%		41,080

SHORT TERM INVESTMENTS - 4.09%
131,481	Federated Prime Obligations Fund 0.17% ** (Cost $131,481)	131,481

TOTAL INVESTMENTS (Cost $2,969,637) - 99.63%		3,202,765

OTHER ASSETS LESS LIABILITIES - 0.37%		11,936

NET ASSETS - 100.00%		$ 3,214,701

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
The accompanying notes are an integral part of these financial statements.

	STAAR International Fund (SITIX)
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 4.81%

Beverages - 1.24%
300	Diageo Plc. ADR	$ 30,921

Electronic & Other Electrical - 0.34%
100	Siemens AG ADR	8,407

Electronic Computers - 0.73%
500	Nice System Ltd. ADR *	18,300

Meat Packing Plants - 0.30%
500	BRF Brasil Foods S.A. ADR	7,595

Services-Business Services, NEC - 1.20%
500	Accenture Plc. Class A	30,045

Services-Equipment Rental & Leasing, NEC - 0.74%
500	Textainer Group Holdings Ltd.	18,450

Switchgear & Switchboard Apparatus - 0.26%
400	ABB Ltd. ADR	6,528

TOTAL FOR COMMON STOCK (Cost $103,567) - 4.81%		120,246

EXCHANGE TRADED FUNDS - 17.24%
2,700	Builders Emerging Markets 50 ADR Index	101,439
1,100	iShares MSCI Australia Index Fund	24,035
200	iShares MSCI Brazil Index Fund	10,339
900	iShares MSCI Emerging Markets Index Fund	35,221
500	iShares MSCI Japan Index Fund	4,705
900	iShares MSCI Indonesia Investable Market Index Fund	25,776
2,500	iShares MSCI Malaysia Index Fund	35,675
600	iShares MSCI S&P Latin America 40 Index Fund	24,870
1,500	iShares MSCI Singapore Index Fund	18,480
500	iShares MSCI Taiwan Index Fund *	6,115
800	WisdomTree Australia Dividend Fund	40,672
600	WisdomTree DEFA Equity Income Fund	21,616
400	WisdomTree India Earnings Fund	6,892
1,500	WisdomTree International Dividend Ex-Financial Fund	57,195
400	WisdomTree International Small Cap Dividend Fund	17,824
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $443,618) - 17.24%		430,854

OPEN END MUTUAL FUNDS - 71.40%
8,904	American Europacific Growth Fund Class-F-1 *	327,901
9,670	Calamos International Growth Class A *	156,686
4,914	Harbor International Fund Institutional Class *	273,734
4,978	Putnam International Capital Opportunities Fund Class A *	144,519
18,166	Sextant International Fund *	262,312
13,251	T Rowe Price International Growth & Income Funds *	157,023
12,480	Franklin Templeton Developing Markets Trust Class A *	265,580
14,949	The Aberdeen International Equity Fund Institutional Service Class	197,026
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,361,268) - 71.40%		1,784,781

SHORT TERM INVESTMENTS - 6.54%
163,605	Federated Prime Obligations Fund 0.17% ** (cost $163,605)	163,605

TOTAL INVESTMENTS (Cost $2,072,058) - 99.99%		2,499,486

OTHER ASSETS LESS LIABILITIES - 0.01%		124

NET ASSETS - 100.00%		$ 2,499,610

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	STAAR Alternative Categories Fund (SITAX)
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 13.35%

Air Courier Services - 0.66%
200	FedEx Corp.	$ 18,322

Asset Management - 0.24%
1,000	WisdomTree Investments, Inc. *	6,570

Beverages - 1.11%
300	Diageo Plc. ADR	30,921

Computer Storage Devices - 0.64%
700	EMC Corp. *	17,941

Converted Paper & Paperboard Products - 0.45%
150	Kimberly Clark Corp.	12,565

Crude Petroleum & Natural Gas - 0.82%
200	Anadarko Petroleum Corp.	13,240
1,500	Pengrowth Energy Corp.	9,555
		22,795
Electric Services - 1.40%
900	PPL Corp.	25,029
300	Southern Co.	13,890
		38,919
Laboratory Analytical Instruments - 0.28%
100	Waters Corp. *	7,947

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.48%
100	V.F. Corp.	13,345

Miscellaneous Food Preparation - 0.79%
3,500	Inventure Foods, Inc. *	22,050

Petroleum Refining - 1.46%
350	BP Prudhoe Bay Royalty Trust Co.	40,799

Pharmaceutical Preparations - 0.77%
600	Bristol Myers Squibb Co.	21,570

Railroads, Line-Haul Operating - 0.48%
600	CSX Corp.	13,416

Retail-Variety Stores - 0.68%
200	Costco Wholesale Corp.	19,000

Semi-conductors & Related Devices - 0.58%
300	NVE Corp. *	16,125

Services-Business Services, NEC - 0.65%
300	Accenture Plc. Class A	18,027

Services-Computer Integrated Systems Design 0.30%
300	Quality Systems, Inc.	8,253

Services-Equipment Rental & Leasing, NEC - 0.79%
600	Textainer Group Holding Ltd.	22,140

Surgical & Medical Instruments & Apparatus - 0.77%
400	ICU Medical, Inc. *	21,352

TOTAL FOR COMMON STOCKS (Cost $279,054) - 13.35%		372,057

EXCHANGE TRADED FUNDS - 32.95%
1,000	Builders Emerging Markets 50 ADR Index Fund	37,570
200	iShares DJ US Health Care Sector Index Fund	15,900
800	iShares DJ US Medical Devices Index Fund	52,704
1,200	iShares MSCI Australia Index Fund	26,220
200	iShares MSCI Brazil Index Fund	10,339
200	iShares MSCI Chile Investable Market Index Fund	12,298
300	iShares MSCI Emerging Markets Index Fund	11,740
900	iShares MSCI Malaysia Index Fund	12,843
600	iShares MSCI Singapore Index Fund	7,392
1,000	iShares MSCI Taiwan Index Fund *	12,230
200	iShares NASDAQ Biotechnology Index Fund	25,991
300	iShares Russell 2000 Index Fund	23,868
300	iShares Russell Microcap Index Fund	15,012
4,000	iShares Russell Midcap Growth Index Fund	236,760
800	iShares S&P 500 Index	109,400
200	iShares S&P Global Consumer Staples Index Fund	14,056
100	iShares S&P Global Energy Sector Index Fund	3,627
300	iShares S&P Global Healthcare Sector Index Fund	18,027
800	iShares S&P Global Infrastructure Fund	27,168
600	iShares S&P Global Technology Sector Fund	38,850
600	IQ Agribusiness Small Cap ETF *	14,268
400	Market Vectors Environmental Service *	18,592
700	Market Vectors-Agribusiness *	34,706
500	Powershares Global Water Portfolio	8,254
300	SPDR S&P 500 Trust Series 1	40,831
300	SPDR S&P Emerging Asia Pacific Fund	20,667
800	Vanguard REIT Index	52,344
300	WisdomTree Midcap Earnings Fund	16,785
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $836,509) - 32.95%		918,442

OPEN END MUTUAL FUNDS - 43.28%
1,843	American Smallcap World Fund Class F-1 *	66,924
8,880	Franklin Global Mutual Discovery Fund Class A *	252,445
5,985	Franklin Natural Resources Fund Class A *	183,437
12,679	Live Oak Health Sciences Fund *	180,803
7,608	Matthews Asian Growth & Income Fund	124,018
1,779	Permanent Portfolio Fund *	83,771
2,480	Vanguard Energy Fund	139,676
1,245	Vanguard Health Care Fund	175,122
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $914,236) - 43.28%		1,206,196

REAL ESTATE INVESTMENT TRUSTS - 1.20%
250	American Tower Corp.	17,478
300	Eastgroup Properties Inc.	15,990
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $27,551) - 1.20%		33,468

SHORT TERM INVESTMENTS - 8.54%
237,886	Federated Prime Obligations Fund 0.17% ** (cost $237,886)	237,886

TOTAL INVESTMENTS (Cost $2,295,236) - 99.32%		2,768,049

OTHER ASSETS LESS LIABILITIES - 0.68%		18,959

NET ASSETS - 100.00%		$ 2,787,008

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,295,236; $2,316,526; $2,072,058; $2,375,600;	$ 2,768,049	$ 2,364,130	$ 2,499,486	$ 3,037,614	$ 1,258,495	$ 3,202,765
$1,256,419; $2,969,637, respectively)
Receivables:
Securities Sold	17,721	-	-	9,148	-	10,172
Dividends and Interest	1,858	17,603	1,011	1,638	6,510	1,690
Prepaid Expenses	3,012	2,726	2,873	3,235	1,466	3,390
Total Assets	2,790,640	2,384,459	2,503,370	3,051,635	1,266,471	3,218,017
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	672	206	600	736	69	771
Accrued Administrative Fees	74	58	67	82	34	86
Accrued Trustee Fees	39	5	48	25	91	47
Accrued Distribution Fees	40	126	51	25	125	32
Other Accrued Expenses	2,807	2,301	2,994	2,429	3,906	2,380
Shareholder Redemptions	-	400	-	-	-	-
Dividends Payable	___________-	55	____________-	__________-	33	___________-
Total Liabilities	3,632	3,151	3,760	3,297	4,258	3,316
Net Assets	$ 2,787,008	$ 2,381,308	$ 2,499,610	$ 3,048,338	$ 1,262,213	$ 3,214,701

Net Assets Consist of:
Paid In Capital	$ 2,507,843	$ 2,496,120	$ 2,220,451	$ 2,931,614	$ 1,331,141	$ 3,578,183
Accumulated Undistributed Net Investment Loss on Investments	(156,218)	(370)	(144,799)	(298,813)	(54,490)	(450,938)
Accumulated Undistributed Realized Loss on Investments	(37,430)	(162,166)	(3,470)	(246,477)	(16,514)	(145,672)
Unrealized Appreciation in Value of Investments	472,813	47,604	427,428	662,014	2,076	233,128
Net Assets (for 223,234; 237,631; 233,573; 250,780;	$ 2,787,008	$ 2,381,188	$ 2,499,610	$ 3,048,338	$ 1,262,213	$ 3,214,701
141,598; 291,748, shares outstanding, respectively)
Net Asset Value and Offering Price Per Share	$ 12.49	$ 10.02	$ 10.70	$ 12.16	$ 8.91	$ 11.02

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Operations
For the six months ended June 30, 2012 (Unaudited)

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $120 for INTF, respectively)	$ 14,375	$ 3,963	$ 12,624	$ 16,719	$ 445	$ 11,579
Interest	100	36,213	126	73	15,240	80
Total Investment Income	14,475	40,176	12,750	16,792	15,685	11,659

Expenses:
Advisory Fees (Note 3)	12,699	4,486	11,576	13,809	2,442	14,328
Distribution Fees	180	619	111	196	298	181
Transfer Agent and Fund Accounting Fees	5,278	4,441	5,096	5,460	2,907	5,642
Administrative Fees	1,410	1,266	1,286	1,534	697	1,593
Audit Fees	3,440	2,340	3,076	3,640	1,554	3,622
Legal Fees	1,820	1,638	1,820	1,820	1,224	1,920
Custody Fees	1,529	1,374	1,548	1,448	1,320	1,538
Printing Fees	456	355	355	401	64	455
Insurance Fees	1,546	1,284	1,452	1,634	627	1,740
NASDAQ Fees	514	465	247	557	275	568
Director's Fees	885	801	819	944	451	1,019
Registration Fees	880	733	876	934	347	1,021
NSCC Fees	272	245	471	295	135	304
Other	909	828	978	868	237	984
Total Expenses	31,818	20,875	29,711	33,540	12,578	34,915
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(488)	-
Net Expenses	31,818	20,875	29,711	33,540	12,090	34,915

Net Investment Income (Loss)	(17,343)	19,301	(16,961)	(16,748)	3,595	(23,256)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	35,461	8,780	(3,470)	52,820	(742)	18,439
Capital gain distributions from investment companies	2,589	759	-	2,186	-	2,985
Net Change in Unrealized Appreciation on Investments	106,034	34,207	77,991	152,657	10,568	202,331
Net Realized and Unrealized Gain on Investments	144,084	43,746	74,521	207,663	9,826	223,755

Net Increase in Net Assets Resulting from Operations	$ 126,741	$ 63,047	$ 57,560	$ 190,915	$ 13,421	$ 200,499

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	6/30/2012	12/31/2011
Increase in Net Assets From Operations:
Net Investment Income	$ 19,301	$ 37,753
Net Realized Gain on Investments	9,539	13,151
Net Change in Unrealized Appreciation (Depreciation) on Investments	34,207	(39,644)
Net Increase in Net Assets Resulting from Operations	63,047	11,260

Distributions to Shareholders from:
Net Investment Income	(18,728)	(37,750)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(18,728)	(37,750)

Capital Share Transactions:
Proceeds from Sale of Shares	266,774	230,982
Shares Issued on Reinvestment of Dividends	18,628	37,550
Cost of Shares Redeemed	(383,294)	(399,734)
Net Decrease from Shareholder Activity	(97,892)	(131,202)

Net Assets:
Net Decrease in Net Assets	(53,573)	(157,692)
Beginning of Period	2,434,761	2,592,453
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(370) and $(943), respectively)	$ 2,381,188	$ 2,434,761

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	6/30/2012	12/31/2011
Increase in Net Assets From Operations:
Net Investment Income	$ 3,595	$ 11,300
Net Realized Gain (Loss) on Investments	(742)	2,186
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,568	(28,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,421	(14,536)

Distributions to Shareholders from:
Net Investment Income	(3,896)	(11,381)
Realized Gains	-	-
Return of Capital	-	(3,910)
Net Change in Net Assets from Distributions	(3,896)	(15,291)

Capital Share Transactions:
Proceeds from Sale of Shares	121,965	468,095
Shares Issued on Reinvestment of Dividends	3,863	15,192
Cost of Shares Redeemed	(329,747)	(683,683)
Net Decrease from Shareholder Activity	(203,919)	(200,396)

Net Assets:
Net Decrease in Net Assets	(194,394)	(230,223)
Beginning of Period	1,456,607	1,686,830
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(54,490) and $(54,188), respectively)	$ 1,262,213	$ 1,456,607

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	6/30/2012	12/31/2011
Increase in Net Assets From Operations:
Net Investment Loss	$ (16,748)	$ (32,428)
Net Realized Gain (Loss) on Investments	55,006	(12,057)
Net Change in Unrealized Appreciation (Depreciation) on Investments	152,657	(100,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	190,915	(144,711)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	88,038	147,297
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(221,807)	(259,101)
Net Decrease from Shareholder Activity	(133,769)	(111,804)

Net Assets:
Net Increase (Decrease) in Net Assets	57,146	(256,515)
Beginning of Period	2,991,192	3,247,707
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(298,813) and $(282,065), respectively)	$ 3,048,338	$ 2,991,192

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	6/30/2012	12/31/2011
Increase in Net Assets From Operations:
Net Investment Loss	$ (23,256)	$ (50,859)
Net Realized Gain on Investments	21,424	159,480
Net Change in Unrealized Appreciation (Depreciation) on Investments	202,331	(412,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	200,499	(303,460)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	129,558	163,025
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(161,055)	(290,470)
Net Decrease from Shareholder Activity	(31,497)	(127,445)

Net Assets:
Net Increase (Decrease) in Net Assets	169,002	(430,905)
Beginning of Period	3,045,699	3,476,604
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(450,938) and $(427,682), respectively)	$ 3,214,701	$ 3,045,699

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	6/30/2012	12/31/2011
Increase in Net Assets From Operations:
Net Investment Loss	$ (16,961)	$ (15,919)
Net Realized Gain (Loss) on Investments	(3,470)	35,774
Net Change in Unrealized Appreciation (Depreciation) on Investments	77,991	(526,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,560	(506,852)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(33,483)
Net Change in Net Assets from Distributions	-	(33,483)

Capital Share Transactions:
Proceeds from Sale of Shares	87,457	151,996
Shares Issued on Reinvestment of Dividends	-	33,296
Cost of Shares Redeemed	(154,556)	(344,311)
Net Decrease from Shareholder Activity	(67,099)	(159,019)

Net Assets:
Net Decrease in Net Assets	(9,539)	(699,354)
Beginning of Period	2,509,149	3,208,503
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(144,799) and $(127,838), respectively)	$ 2,499,610	$ 2,509,149

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	6/30/2012	12/31/2011
Increase in Net Assets From Operations:
Net Investment Loss	$ (17,343)	$ (22,435)
Net Realized Gain on Investments	38,050	25,772
Net Change in Unrealized Appreciation (Depreciation) on Investments	106,034	(254,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	126,741	(250,674)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	113,743	182,216
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(243,359)	(301,057)
Net Decrease from Shareholder Activity	(129,616)	(118,841)

Net Assets:
Net Decrease in Net Assets	(2,875)	(369,515)
Beginning of Period	2,789,883	3,159,398
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(156,218) and $(138,875), respectively)	$ 2,787,008	$ 2,789,883

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 9.85		$ 9.97	$ 9.86	$ 9.65	$ 10.14	$ 10.11

Income From Investment Operations: ***
Net Investment Income *	0.08		0.15	0.17	0.24	0.33	0.35
Net Gain (Loss) on Securities (Realized and Unrealized)	0.17		(0.12)	0.10	0.34	(0.51)	0.10
Total from Investment Operations	0.25		0.03	0.27	0.58	(0.18)	0.45

Distributions:
From Net Investment Income	(0.08)		(0.15)	(0.16)	(0.37)	(0.31)	(0.42)
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	(0.08)		(0.15)	(0.16)	(0.37)	(0.31)	(0.42)

Net Asset Value, at End of Period	$ 10.02		$ 9.85	$ 9.97	$ 9.86	$ 9.65	$ 10.14

Total Return **	2.49%		0.32%	2.79%	6.13%	(1.74)%	4.53%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,381		$ 2,435	$ 2,592	$ 2,193	$ 2,644	$ 2,998
Ratio of Expenses to Average Net Assets	1.63%	(a)	1.71%	1.70%	1.75%	1.44%	1.56%
Ratio of Net Investment Income to Average Net Assets	1.51%	(a)	1.50%	1.68%	2.44%	3.32%	3.48%
Portfolio Turnover	17.82%		88.18%	69.10%	37.18%	103.60%	30.22%

(a) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 8.86		$ 9.02	$ 9.23	$ 9.21	$ 9.38	$ 9.30

Income From Investment Operations: ***
Net Investment Income *	0.02		0.06	0.05	0.10	0.17	0.31
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06		(0.14)	0.01	0.06	(0.15)	0.10
Total from Investment Operations	0.08		(0.08)	0.06	0.16	0.02	0.41

Distributions:
From Net Investment Income	(0.03)		(0.06)	(0.06)	(0.14)	(0.19)	(0.33)
Return of Capital	-		(0.02)	(0.21)	-	-	-
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	(0.03)		(0.08)	(0.27)	(0.14)	(0.19)	(0.33)

Net Asset Value, at End of Period	$ 8.91		$ 8.86	$ 9.02	$ 9.23	$ 9.21	$ 9.38

Total Return **	0.88%		(0.85)%	0.67%	1.79%	0.19%	4.41%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,262		$ 1,457	$ 1,687	$ 3,201	$ 3,690	$ 1,358
Ratio of Expenses to Average Net Assets	1.74%	(a)	1.66%	1.80%	1.82%	1.58%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%	(a)	0.69%	0.51%	1.11%	1.87%	3.33%
Portfolio Turnover	10.65%		99.92%	92.33%	78.72%	115.00%	41.49%
Such Ratios are After Effect of Expenses Waived	(0.07)%		(0.12)%	-	-	-	-

(a) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.43		$ 11.91	$ 10.52	$ 9.03	$ 13.56	$ 14.05

Income From Investment Operations: ***
Net Investment Loss *	(0.07)		(0.12)	(0.10)	(0.11)	(0.05)	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.80		(0.36)	1.49	1.60	(4.48)	0.59
Total from Investment Operations	0.73		(0.48)	1.39	1.49	(4.53)	0.50

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		-	-	-	-	(0.99)
Total from Distributions	-		-	-	-	-	(0.99)

Net Asset Value, at End of Period	$ 12.16		$ 11.43	$ 11.91	$ 10.52	$ 9.03	$ 13.56

Total Return **	6.39%		(4.03)%	13.21%	16.50%	(33.41)%	3.57%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,048		$ 2,991	$ 3,248	$ 2,922	$ 2,613	$ 4,422
Ratio of Expenses to Average Net Assets	2.19%	(a)	2.22%	2.19%	2.30%	1.91%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.09)%	(a)	(1.01)%	(0.97)%	(1.15)%	(0.42)%	(0.59)%
Portfolio Turnover	2.19%		32.42%	45.48%	17.08%	15.99%	36.83%

(a) annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 10.35		$ 11.26	$ 9.32	$ 7.41	$ 11.38	$ 13.87

Income From Investment Operations: ***
Net Investment Loss *	(0.08)		(0.17)	(0.15)	(0.13)	(0.11)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.75		(0.74)	2.09	2.04	(3.86)	(0.33)
Total from Investment Operations	0.67		(0.91)	1.94	1.91	(3.97)	(0.47)

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		-	-	-	-	(2.02)
Total from Distributions	-		-	-	-	-	(2.02)

Net Asset Value, at End of Period	$ 11.02		$ 10.35	$ 11.26	$ 9.32	$ 7.41	$ 11.38

Total Return **	6.47%		(8.08)%	20.82%	25.78%	(34.89)%	(3.40)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,215		$ 3,046	$ 3,477	$ 2,824	$ 2,188	$ 4,041
Ratio of Expenses to Average Net Assets	2.20%	(a)	2.20%	2.16%	2.31%	1.96%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.46)%	(a)	(1.53)%	(1.52)%	(1.68)%	(1.17)%	(0.98)%
Portfolio Turnover	1.71%		36.45%	12.96%	14.03%	16.27%	40.26%

(a) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 10.49		$ 12.59	$ 11.44	$ 8.70	$ 16.33	$ 15.62

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.07)		(0.06)	(0.08)	(0.09)	(0.03)	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	0.28		(1.90)	1.23	2.83	(6.64)	2.35
Total from Investment Operations	0.21		(1.96)	1.15	2.74	(6.67)	2.44

Distributions:
From Net Investment Income	-		-	-	-	-	(0.09)
From Net Realized Gain	-		(0.14)	-	-	(0.96)	(1.64)
Total from Distributions	-		(0.14)	-	-	(0.96)	(1.73)

Net Asset Value, at End of Period	$ 10.70		$ 10.49	$ 12.59	$ 11.44	$ 8.70	$ 16.33

Total Return **	2.00%		(15.55)%	10.05%	31.49%	(40.82)%	15.63%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,500		$ 2,509	$ 3,209	$ 3,030	$ 2,329	$ 5,837
Ratio of Expenses to Average Net Assets	2.32%	(a)	2.22%	2.17%	2.31%	1.96%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.32)%	(a)	(0.53)%	(0.69)%	(0.90)%	(0.25)%	0.51%
Portfolio Turnover	1.61%		47.81%	8.68%	15.30%	21.47%	18.46%

(a) annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.96		$ 12.92	$ 11.50	$ 9.74	$ 15.58	$ 14.46

Income From Investment Operations: ***
Net Investment Loss *	(0.08)		(0.09)	(0.11)	(0.10)	(0.03)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.61		(0.87)	1.53	1.86	(5.01)	2.09
Total from Investment Operations	0.53		(0.96)	1.42	1.76	(5.04)	2.08

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		-	-	-	(0.80)	(0.96)
Total from Distributions	-		-	-	-	(0.80)	(0.96)

Net Asset Value, at End of Period	$ 12.49		$ 11.96	$ 12.92	$ 11.50	$ 9.74	$ 15.58

Total Return **	4.43%		(7.43)%	12.35%	18.07%	(32.37)%	14.45%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,787		$ 2,790	$ 3,159	$ 2,910	$ 2,376	$ 3,821
Ratio of Expenses to Average Net Assets	2.26%	(a)	2.23%	2.19%	2.34%	1.90%	1.91%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.23)%	(a)	(0.72)%	(0.91)%	(0.95)%	(0.19)%	(0.08)%
Portfolio Turnover	2.08%		36.55%	22.58%	34.12%	32.95%	19.88%

(a) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended December 31, 2011.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

ACF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 365,487	-	-	$ 365,487
Exchange Traded Funds	925,012	-	-	925,012
Open-End Funds	1,206,196	-	-	1,206,196
Real Estate Investment Trusts	33,468	-	-	33,468
Short-Term Investments	237,886	-	-	237,886
Total	$2,768,049	-	-	$2,768,049

GBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$1,855,117	-	$1,855,117
Exchange Traded Funds	292,809	-	-	292,809
Real Estate Investment Trust	102,799	-	-	102,799
Revenue Bond	101,112	-	-	101,112
Short-Term Investments	12,293	-	-	12,293
Total	$ 509,013	$1,855,117	-	$2,364,130

INTF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 120,246	-	-	$ 120,246
Exchange Traded Funds	430,854	-	-	430,854
Open-End Funds	1,784,781	-	-	1,784,781
Short-Term Investments	163,605	-	-	163,605
Total	$2,499,486	-	-	$2,499,486

LCSF

Assets (b)	Level 1	Level 2	Level3	Total
Common Stocks	$390,628	-	-	$390,628
Exchange Traded Funds	546,972	-	-	546,972
Open-End Funds	1,893,350	-	-	1,893,350
Real Estate Investment Trusts	20,973	-	-	20,973
Short-Term Investments	185,691	-	-	185,691
Total	$3,037,614	-	-	$3,037,614

STBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$1,026,914	-	$1,026,914
Exchange Traded Funds	108,115	-	-	108,115
Revenue Bond	101,075			101,075
Short-Term Investments	22,391	-	-	22,391
Total	$ 231,581	$1,026,914	-	$1,258,495

SCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 187,150	-	-	$ 187,150
Exchange Traded Funds	976,301	-	-	976,301
Open-End Funds	1,866,753	-	-	1,866,753
Real Estate Investment Trusts	41,080	-	-	41,080
Short-Term Investments	131,481	-	-	131,481
Total	$3,202,765	-	-	$3,202,765

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund held no Level 3 securities any time during the six months ended June 30, 2012.  The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board has made annual extensions to the Management Agreement through the period of June 30, 2012.  The extensions provide that the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.  For the six months ended June 30, 2012, the Advisor earned $12,699, $4,486, $11,576, $13,809, $2,442, and $14,328 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2012, the Fund owed the Advisor $672, $206, $600, $736, $69, and $771 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the period January 1, 2012, through June 30, 2012, the Advisor voluntarily waived $488 in expenses for the STBF.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below, was implemented and which includes these fees. The commission structure under this arrangement is 0.5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and 0.15% for bond funds and 0.25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.  For the six months ended June 30, 2012, the distribution fees were as follows, $180, $619, $111, $196, $298, and $181 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2012, the Fund owed the $40, $126, $51, $25, $125, and $32 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of June 30, 2012, as follows:

	Value of Shares Owned
Affiliates	ACF	GBF	INTF	LCSF	STBF	SCSF
J. Andre Weisbrod, Trustee, Interested Director, Chairman, & Family	$264,179	$38,237	$97,006	$149,362	$20,521	$200,349
Employees	-	-	-	-	-	27,687
Total Value of Shares Owned	$264,179	$38,237	$97,006	$149,362	$20,521	$228,035

	Shares Owned
Affiliates	ACF	GBF	INTF	LCSF	STBF	SCSF
J. Andre Weisbrod, Trustee, Interested Director, Chairman, & Family	21,151	3,816	9,066	12,283	2,303	18,180
Employees	-	-	-	-	-	2,512
Total Number of Shares	21,151	3,816	9,066	12,283	2,303	20,693

Mr. Weisbrod is an interested director because he is an owner of the Advisor.

Aggregate annual Trustee fees for the six months ended June 30, 2012, were $4,919.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2012, was $2,507,843 representing 223,234 shares outstanding for the ACF, $2,496,120 representing 237,631 shares outstanding for the GBF, $2,220,451 representing 233,573 shares outstanding for the INTF, $2,931,614 representing 250,780 shares outstanding for the LCSF, $1,331,141 representing 141,598 shares outstanding for the STBF, and $3,578,183 representing 291,748 shares outstanding for the SCSF. Transactions in capital shares for the six months ended June 30, 2012 and the year ended December 31, 2011, were as follows:

	June 30, 2012
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	9,200	26,671	8,077	7,352	13,684	11,945
Shares issued on Reinvestment of Dividends	-	1,857	-	-	434	-
Shares Redeemed	(19,188)	(38,178)	(13,802)	(18,234)	(36,980)	(14,540)
Net Increase (Decrease)	(9,988)	(9,650)	(5,725)	(10,882)	(22,682)	(2,595)

	June 30, 2012
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$113,743	$266,774	$87,457	$88,038	$121,965	$129,558
Shares issued on Reinvestment of Dividends	-	18,628	-	-	3,863	-
Shares Redeemed	(243,359)	(383,294)	(154,556)	(221,807)	(329,747)	(161,055)
Net Increase (Decrease)	$(129,616)	$(97,892)	$(67,099)	$(133,769)	$(203,919)	$(31,497)

	December 31, 2011
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	13,455	23,347	11,862	11,867	52,559	13,924
Shares issued on Reinvestment of Dividends	-	3,784	3,174	-	1,697	-
Shares Redeemed	(24,806)	(40,002)	(30,533)	(22,942)	(76,811)	(28,331)
Net Increase (Decrease)	(11,351)	(12,871)	(15,497)	(11,075)	(22,555)	(14,407)

	December 31, 2011
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$182,215	$230,982	$151,996	$147,297	$468,095	$163,025
Shares issued on Reinvestment of Dividends	-	37,550	33,296	-	15,192	-
Shares Redeemed	(301,056)	(399,734)	(344,311)	(259,101)	(683,683)	(290,470)
Net Increase (Decrease)	$(118,841)	$(131,202)	$(159,019)	$(111,804)	$(200,396)	$(127,445)

Note 5. Investment Transactions

For the six months ended June 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $56,209 and $362,661 for the ACF, $440,891 and $488,152 for the GBF, $39,185 and $91,798 for the INTF, $65,268 and $348,508 for the LCSF, $144,016 and $359,950 for the STBF, and $52,929 and $159,986 for the SCSF, respectively.

Note 6. Tax Matters

At June 30, 2012, the tax cost basis for investments held were as follows: $2,295,236 for the ACF, $2,316,526 for the GBF, $2,072,058 for the INTF, $2,375,600 for the LCSF, $1,256,419 for the STBF, and $2,969,637 for the SCSF, respectively.

At June 30, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$500,679	$(27,866)	$472,813

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$52,217	$(4,613)	$47,604

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$469,837	$(42,409)	$427,428

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$672,792	$(10,778)	$662,014

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$6,698	$(4,622)	$2,076

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$405,167	$(172,039)	$223,128

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (156,218)
Undistributed capital loss	(37,430)
Unrealized appreciation on investments	472,813

GBF	Value
Undistributed ordinary income	$ (370)
Undistributed capital loss	(162,166)
Unrealized appreciation on investments	47,604

INTF	Value
Undistributed ordinary loss	$ (144,799)
Undistributed capital loss	(3,470)
Unrealized appreciation on investments	427,428

LCSF	Value
Undistributed ordinary loss	$ (298,813)
Undistributed capital loss	(246,477)
Unrealized appreciation on investments	662,014

STBF	Value
Undistributed ordinary loss	$ (54,490)
Undistributed capital loss	(16,514)
Unrealized appreciation on investments	2,076

SCSF	Value
Undistributed ordinary loss	$ (450,938)
Undistributed capital loss	(145,672)
Unrealized appreciation on investments	233,128

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.  The tax-basis components of distributions paid for the six months ended June 30, 2012 and December 31, 2011 are as follows:

For the year ended December 31, 2011 the GBF paid an ordinary distribution of $37,750.

For the year ended December 31, 2011 the INT paid a capital gain distribution of $33,483.

For the year ended December 31, 2011 the STBF paid an ordinary distribution of $11,381 and had a return of capital of $3,910 for a total distribution of $15,291.

For the six months ended June 30, 2012 the GBF paid an ordinary distribution of $18,728.

For the six months ended June 30, 2012 the STBF paid an ordinary distribution of $3,896.

As of December 31, 2011, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2012	-	-	-	-	-	-
2013	-	-	-	-	-	-
2014	-	-	-	-	-	-
2015	-	-	-	-	-	-
2016	-	116,510	-	123,646	-	104,661
2017	75,480	55,195	-	45,409	15,772	62,435
2018	-	-	-	120,371	-	-
No Expiration	-	-	-	12,057	-	-
	$ 75,480	$ 171,705	$ -	$ 301,483	$ 15,772	$ 167,096

The above capital loss caryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7.

 New Accounting Pronouncement

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Updated (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

STAAR Investment Trust Funds
Expense Illustration
June 30, 2012 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 to June 30, 2012

Actual	$1,000.00	$1,044.31	$11.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.63	$11.31

* Expenses are equal to the Fund's annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 to June 30, 2012

Actual	$1,000.00	$1,024.95	$8.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.76	$8.17

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 to June 30, 2012

Actual	$1,000.00	$1,020.02	$11.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.33	$11.61

* Expenses are equal to the Fund's annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 to June 30, 2012

Actual	$1,000.00	$1,063.87	$11.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.97	$10.97

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 to June 30, 2012

Actual	$1,000.00	$1,008.76	$8.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.21	$8.72

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 to June 30, 2012

Actual	$1,000.00	$1,064.73	$11.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.92	$11.02

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2012 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 60	Trustee	Continuous, 11 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 74	Trustee	Continuous, 12 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 63	Secretary/Trustee	Continuous, 16 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST FUNDS

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS

JUNE 30, 2012 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 13 East Forest Ave., Pittsburgh, PA 15202, Age 62	Indeterminate / 16 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 63	Indeterminate / 16 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 73	Indeterminate / 12 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 59	Indeterminate / 11 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Imani Christian Academy and Starr Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2006 - Present Accounting Consultant – CJL Engineering Moon Twp., PA;  2001 - Present St. Stephen’s Episcopal Church Sewickley, PA , Director of Finance;   2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2012.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2012 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Carson & Co., LLC

P.O. Box 395

1601 Village Commons Dr.

Sewickley, PA 15143

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

(d) There were no waivers to the Code of Ethics granted during the period.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was

Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of

Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

(f) The Code of Ethics may be found at www.staarfunds.com

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 08/28/20 12

The STAAR Investment Trust

(Registrant)

Date 08/28/20 12